RELATED PARTY TRANSACTIONS (Details) - USD ($)						1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 13, 2022	Jul. 11, 2022	Jul. 27, 2021	Jul. 22, 2021	Feb. 22, 2021	Aug. 31, 2021	Aug. 16, 2021	Jul. 27, 2021	Jul. 22, 2021	Feb. 22, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Feb. 16, 2021
Related Party Transactions (Textual)
Option expense											$ 950,290	$ 1,196,566	$ 1,139,220	$ 1,288,174
Options exercisable (in Shares)				3,650,000	208,333				3,650,000	208,333	376,901,679		376,901,679		367,901,679
Exercise price per share (in Dollars per share)					$ 0.24
Warrant to purchase shares (in Shares)															8,571,429	2,486,957
Shares subject to the options						50.00%
Option expense															$ 910,019
Consulting agreement				$ 3,500					$ 3,500
Related party transactions description			Mr. Rosenblum entered into an Executive Employment Agreement (the “Employment Agreement”), pursuant to which Mr. Rosenblum will serve as the Company’s President and Chief Financial Officer on a full time basis effective as of July 1. The effectiveness of the Employment Agreement is subject to the approval of the Employment Agreement by the Board, unless earlier terminated as provided in the Employment Agreement. The term of the Employment Agreement is until December 31, 2024. Mr. Rosenblum’s base salary will be $18,000 per month. In addition, the Employment Agreement provides that: (1) Mr. Rosenblum will be eligible for a cash bonus as determined by the Board to the extent the Company achieves (or exceeds) annual revenue or other financial performance objectives established by the Board, in its sole discretion, from time to time; and (2) the Company will grant to Mr. Rosenblum options to purchase 10,000,000 shares of common stock of the Company at a per share exercise price equal to the fair market value of the Company’s common stock, as reflected in the closing price of the Company’s common shares on the OTC exchange or, in the event the stock is up listed, on the NASDAQ exchange, on the date of grant (the “Options”)”. Fifty percent (50%) of the shares subject to the Options shall vest on the grant date and the other 50% of the shares subject to the Option shall vest at the rate of 1/36 per month over a three-year period. The Options will be exercisable for a period of ten (10) years after the date of grant and the Company shall provide for cashless exercise of the Option by Executive. The options are being granted pursuant to the Company’s 2021 Stock Incentive Plan which was approved by the board of directors in August 2021, subject to approval of the 2021 Plan by the shareholders, which approval was obtained at the annual general meeting held on October 22, 2021. The Options are being granted pursuant to the Company’s 2021 Stock Incentive Plan. The option expense for Mr. Rosenblum for the year ended December 31, 2021 was $381,006.
Annual base salary percentage															50.00%
Shares of common stock (in Shares)										208,333
Exercise price (in Dollars per share)										$ 0.24
Salary rate													100.00%
James Fuller [Member]
Related Party Transactions (Textual)
Purchase of shares (in Shares)					208,333
Exercise price (in Dollars per share)					$ 0.24					$ 0.24
Option expense											$ 7,993		$ 7,993
Common stock, value				$ 154,000					$ 154,000
Shares of common stock (in Shares)	200,000								2,000,000	208,333
Exercise price (in Dollars per share)	$ 0.04									$ 0.24
James Fuller [Member] | Maximum [Member]
Related Party Transactions (Textual)
Common stock, per share (in Dollars per share)					0.24					0.24
James Fuller [Member] | Minimum [Member]
Related Party Transactions (Textual)
Common stock, per share (in Dollars per share)					0.15					0.15
Mr Fuller [Member]
Related Party Transactions (Textual)
Option expense															$ 45,804
Restricted share (in Shares)				2,000,000
Common stock, value				$ 154,000					$ 154,000
Mr Fuller [Member] | Maximum [Member]
Related Party Transactions (Textual)
Common stock granted, per share (in Dollars per share)					0.24					0.24
Mr Fuller [Member] | Minimum [Member]
Related Party Transactions (Textual)
Common stock granted, per share (in Dollars per share)					$ 0.15					$ 0.15
Andrey Novikov [Member]
Related Party Transactions (Textual)
Purchase of shares (in Shares)					208,333
Shares of common stock (in Shares)										208,333
Mr Novikov [Member]
Related Party Transactions (Textual)
Option expense															$ 45,804
William Corbett [Member]
Related Party Transactions (Textual)
Option expense											890,442		1,023,614
Warrant to purchase shares (in Shares)					20,000,000					20,000,000
Exercise price (in Dollars per share)					$ 0.24					$ 0.24
Salary expense					$ 30,000					$ 30,000
Warrant expense															$4,327,899
Salary amount							$ 30,000			$ 30,000
Shares of common stock (in Shares)		15,000,000								20,000,000
Exercise price (in Dollars per share)		$ 0.15								$ 0.24
Related party transactions, description							the August 2021 Corbett Employment Agreement provides that: (1) Mr. Corbett will be eligible for a cash bonus as determined by the Board to the extent the Company achieves (or exceeds) annual revenue or other financial performance objectives established by the Board, in its sole discretion, from time to time; (2) the Company will grant to Mr. Corbett options to purchase 20,000,000 shares of Common Stock at a per share exercise price of $0.15; and (3) a car allowance for Mr. Corbett in the amount of $800 per month. Fifty percent (50%) of the shares subject to the options shall vest on the grant date and the other 50% of the shares subject to the option shall vest at the rate of 1/36 per month over a three-year period. The options will be exercisable for a period of ten years after the date of grant and the Company shall provide for cashless exercise of the option. The options are being granted pursuant to the Company’s 2021 Stock Incentive Plan which was approved by the Board in August 2021, subject to approval of the 2021 Plan by the shareholders, which approval was obtained at the annual general meeting held on October 22, 2021.
Mr. Corbett [Member]
Related Party Transactions (Textual)
Common stock, value				$ 154,000					154,000
Salary amount						$ 30,000
Options to purchase (in Shares)						20,000,000
Exercise price per share (in Dollars per share)						$ 0.15
Car allowance						$ 800
Shares subject to the options						50.00%
Granted shares (in Shares)				2,000,000
Mr. Henry [Member]
Related Party Transactions (Textual)
Granted shares (in Shares)				2,000,000
Clifford Henry [Member]
Related Party Transactions (Textual)
Option expense											7,993		7,993
Common stock, value	$ 7,993			$ 154,000					$ 154,000
Shares of common stock (in Shares)	200,000								2,000,000
Exercise price (in Dollars per share)	$ 0.04
Financial and capital markets advice													3,500
Mr. Rios [Member]
Related Party Transactions (Textual)
Common stock, value				$ 77,000					$ 77,000
Granted shares (in Shares)				1,000,000
Mr. Rosenblum [Member]
Related Party Transactions (Textual)
Common stock granted, per share (in Dollars per share)						$ 0.15
Options to purchase (in Shares)							10,000,000
Annual base salary percentage															100.00%
Madisson Corbett [Member]
Related Party Transactions (Textual)
Option expense											7,993		7,993
Common stock, value	$ 7,993			$ 154,000					$ 154,000
Shares of common stock (in Shares)	200,000								2,000,000
Exercise price (in Dollars per share)	$ 0.04
David Rios [Member]
Related Party Transactions (Textual)
Option expense											7,993		7,993
Common stock, value	$ 7,993			$ 77,000					$ 77,000
Shares of common stock (in Shares)	200,000								1,000,000
Exercise price (in Dollars per share)	$ 0.04
Vesting term	10 years
Mr. Rosenblum [Member]
Related Party Transactions (Textual)
Option expense											$ 27,879		$ 83,636
Common stock, value		$ 110,000
Shares of common stock (in Shares)		2,000,000					10,000,000
Exercise price (in Dollars per share)						$ 0.15
Employment agreement, description								The term of the Employment Agreement is until December 31, 2024. Mr. Rosenblum’s base salary will be $18,000 per month. In addition, the Employment Agreement provides that: (1) Mr. Rosenblum will be eligible for a cash bonus as determined by the Board to the extent the Company achieves (or exceeds) annual revenue or other financial performance objectives established by the Board, in its sole discretion, from time to time; and (2) the Company will grant to Mr. Rosenblum options to purchase 10,000,000 shares of Common Stock at a per share exercise price equal to the fair market value of the Common Stock, as reflected in the closing price of the Common Stock on the OTC exchange or, in the event the stock is up listed, on a national stock exchange, on the date of grant (the “Options”)”. Fifty percent (50%) of the shares subject to the Options shall vest on the grant date and the other 50% of the shares subject to the Option shall vest at the rate of 1/36 per month over a three-year period. The Options will be exercisable for a period of ten (10) years after the date of grant and the Company shall provide for cashless exercise of the Option by Executive.
Salary rate													50.00%